SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cumulative Balance Sheet Adjustments - Adoption of Topic 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term	$ 36,360	$ 11,059	$ 13,855	$ 11,370
Deferred revenue, long term	5,262	3,803	4,247	3,878
Trade receivables	29,008	23,063	26,093	22,737
Accumulated deficit	$ (140,609)	121,535	(131,950)	$ 122,247
Adjustments [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term		(311)
Deferred revenue, long term		(75)
Trade receivables		326
Accumulated deficit		$ (712)
Amounts under Topic 605 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term			14,152
Deferred revenue, long term			4,264
Trade receivables			25,603
Accumulated deficit			132,754
Impact of Adoption [Member] | Accounting Standards Update 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term			(297)
Deferred revenue, long term			(17)
Trade receivables			490
Accumulated deficit			(804)
As reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue, short term			13,855
Deferred revenue, long term			4,247
Trade receivables			26,093
Accumulated deficit			$ 131,950